LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Profit or loss [abstract]
SCHEDULE OF LOSS PER SHARE

	Six month period ended
	June 30, 2025	June 30, 2024
Net loss attributable to the owners of the Company	$(23,638)	$(10,693)

Basic and diluted loss per share *	$(89)	$(9,907)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share *	266	1

*	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1, 1-for-7, 1-for-10.89958, 1-for-8 and 1-for-4.8828125 reverse share splits became effective on, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, and February 17, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 1.E to 1.H, 9.8, 9.9 and 9.10.

	December 31, 2024		December 31, 2023		December 31, 2022

Net loss attributable to the owners of the company	(31,092)		(20,914)		(6,184)

Basic and diluted loss per share	(3,031	)(1)	(202,900	)(1)	(219,350	)(1)(2)

Weighted average number of ordinary shares used in calculating basic and diluted loss per share	10.3		0.1		0.03

(1)	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958 1-for-8, and 1-for-4.8828125 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, and February 17, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also notes 17.4, 1.F, 1.G, 28.13, 28.14, 28.15, 28.16 and 28.17.

(2)	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.